Revenues (Tables)	6 Months Ended
Jun. 30, 2024
Revenue from Contract with Customer [Abstract]
Summary of Revenues Condensed Consolidated Statements Of Comprehensive Income
The amounts in the accompanying unaudited condensed consolidated statements of comprehensive income are analyzed as follows:

	For the six-month periods ended June 30,
	2023	2024
Time charter revenues	18,384,522	7,000,043
Voyage charter revenues	105,363,659	78,975,487
Other income	717,141	2,269,632

Total	124,465,322	88,245,162